Fair Value Measurements - Reconciliation of Preferred Stock Warrant Liability Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - Preferred stock warrant liability - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 2,993	$ 1,041
Change in fair value included in other income	5,578	1,952
Conversion of preferred stock warrants in connection with the reverse recapitalization	(8,571)
Ending Balance	$ 0	$ 2,993